Note 28 - Revenue	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
28.	Revenue

Disaggregated revenue
Colliers has disaggregated its revenue from contracts with customers by type of service and region as presented in the following table.

OPERATING SEGMENT REVENUES

			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Year ended December 31,

2020
Leasing	$495,597	$107,947	$82,917	$-	$21	$686,482
Capital Markets	460,224	136,479	104,201	-	-	700,904
Property services	471,377	162,853	200,727	-	-	834,957
Valuation and advisory	162,672	104,498	71,463	-	-	338,633
IM - Advisory and other	-	-	-	168,404	-	168,404
IM - Incentive Fees	-	-	-	4,190	-	4,190
Other	36,502	4,730	11,324	-	731	53,287
Total Revenue	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857

2019
Leasing	$691,149	$139,141	$115,916	$-	$193	$946,399
Capital Markets	424,703	192,673	158,533	-	-	775,909
Property services	388,117	189,543	187,183	-	-	764,843
Valuation and advisory	167,919	109,517	69,028	-	-	346,464
IM - Advisory and other	-	-	-	155,426	-	155,426
IM - Incentive Fees	-	-	-	19,162	-	19,162
Other	18,619	5,592	11,949	-	1,448	37,608
Total Revenue	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811

Revenue associated with the Company's debt finance and loan servicing operations are outside the scope of ASC
606.
In the year ended
December 31, 2020,
$75,975
of revenue was excluded from the scope of ASC
606.
These revenues were included entirely within the Americas segment within Capital Markets and Other revenue.

Contract balances
The Company had contract assets totaling
$66,436
of which
$61,101
was current (
2019
-
$48,934
of which
$42,772
was current). During the year ended
December 31, 2020,
substantially all of the current contract assets were either moved to accounts receivable or sold under the AR Facility (Note
16
).

The Company had contract liabilities (all current) totaling
$21,076
(
2019
-
$24,133
). Revenue recognized for the year ended
December 31, 2020
totaled
$22,338
(
2019
-
$26,568
) that was included in the contract liability balance at the beginning of the year.

Certain constrained brokerage fees, outsourcing & advisory fees and investment management fees may
arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may
be partially related to the services performed in prior periods. Typically, less than
5%
of brokerage revenue recognized in a period had previously been constrained and substantially all investment management incentive fees, including carried interest, recognized in the period were previously constrained.